Investments - Summary of Investments (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [abstract]
Available-for-sale listed equity securities	¥ 969	¥ 1,369
Other unlisted equity investments	185	166
Investments	¥ 1,154	¥ 1,535	[1]

[1]	restated